Note 9 - Advances from Federal Home Loan Bank (Details) - Advances from Federal Home Loan Bank (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances	$ 80,000	$ 69,000
February 2014 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Rate	0.36%
Advances		7,000
February 2015 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Rate	0.36%
Advances	18,000
March 2016 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Rate	2.04%
Advances	10,000	10,000
May 2016 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Rate	0.75%
Advances	2,000	2,000
March 2017 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Rate	2.31%
Advances	2,000	2,000
May 2017 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Rate	1.07%
Advances	2,000	2,000
March 2018 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Rate	2.33%
Advances	5,000	5,000
April 2018 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Rate	3.03%
Advances	5,000	5,000
May 2018 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Rate	1.38%
Advances	2,000	2,000
March 2019, Loan 1 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Rate	3.56%
Advances	5,000	5,000
March 2019, Loan 2 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Rate	3.51%
Advances	5,000	5,000
May 2019 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Rate	1.69%
Advances	2,000	2,000
May 2020 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Rate	2.01%
Advances	2,000	2,000
March 2021, Loan 1 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Rate	3.71%
Advances	5,000	5,000
March 2021, Loan 2 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Rate	3.74%
Advances	5,000	5,000
March 2021, Loan 3 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Rate	3.80%
Advances	5,000	5,000
March 2021, Loan 4 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Rate	3.87%
Advances	$ 5,000	$ 5,000